September 28, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust, formerly known as the Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Sparkline Intangible Value ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Sparkline Intangible Value ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed on September 28, 2023.

If you have any questions or require further information, please contact Wade Bridge at (513) 304-5605 or Wade.Bridge@Practus.com.

Sincerely,

/s/ Wade Bridge

Wade Bridge

WADE. BRIDGE ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605

Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com